December 31, 2000
                         __________________________________
                          Special Situations        Annual
                          Fund III, L.P.            Report


















































                     SPECIAL SITUATIONS FUND III, L.P.
                     ----------------------------------

                           INDEX TO ANNUAL REPORT
                              DECEMBER 31, 2000


____________________________________________________________________

                                                              PAGE
                                                              ----
Independent Auditors' Report                                    1


Statement of Financial Condition                                2


Portfolio of Investments                                        3


Statement of Operations                                        10


Statement of Changes in Partners' Capital                      11


Notes to the Financial Statements                              12


























                         INDEPENDENT AUDITORS' REPORT
                         -----------------------------


TO THE PARTNERS OF
 SPECIAL SITUATIONS FUND III, L.P.:

         We have audited the accompanying statement of financial condition of Special Situations Fund III, L.P., including the portfolio of investments, as of December 31, 2000, the related statement of operations for the year then ended and the statement of changes in partners' capital for each of the two years in the period then ended. These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits.

         We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

         In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Special Situations Fund III, L.P. at December 31, 2000, the results of its operations for the year then ended and the changes in its partners' capital for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


                                                 ANCHIN, BLOCK & ANCHIN LLP


New York, New York
February 9, 2001






                                       1

                      SPECIAL SITUATIONS FUND III, L.P.
                            (A Limited Partnership)
                       STATEMENT OF FINANCIAL CONDITION
                               DECEMBER 31, 2000



ASSETS - NOTE 2
Investments, at fair value (cost $170,251,434)                    $ 207,732,743
Cash and cash equivalents                                            44,033,458
Receivable for investments sold                                       1,122,998
                                                               ----------------
Total Assets                                                      $ 252,889,199
                                                               ----------------
                                                               ----------------

LIABILITIES AND PARTNERS' CAPITAL

Liabilities
Payable for Units repurchased - Note 4                            $  17,285,835
Securities sold short, at fair value                                    563,200
          (proceeds $1,814,702)-Note 10
Payable for investments purchased - Note 2                            5,656,479
Administrator's fee payable - Note 7                                    467,859
Accrued expenses                                                         89,733
                                                               ----------------
 Total Liabilities                                                $  24,063,106
                                                               ----------------

Partners' Capital- Notes 1,3 and 4
Limited Partners                                                  $ 213,280,203
Corporate General Partner                                            11,125,844
Individual General Partners                                           4,420,046
                                                               ----------------
Total Partners' Capital                                             228,826,093
                                                               ----------------
Total Liabilities and Partners' Capital                           $ 252,889,199
                                                               ----------------
                                                               ----------------







_____________________________________________________________________________
            See the accompanying Notes to the Financial Statements.


                                       2
                         SPECIAL SITUATIONS FUND III, L.P.
                             (A Limited Partnership)

                            PORTFOLIO OF INVESTMENTS
                                DECEMBER 31, 2000

                  Common Stocks                        Value
-------------------------------------------------------------------------------
               Aerospace 0.91%
  815,600      SPACEHAB, Incorporated (a)                          $  2,089,975
                                                                      ---------
               Automotive Parts-Aftermarket 0.33%
  265,800      Lund International Holdings,Inc.                         730,950
  289,000      Steel City Products, Inc.                                 17,340
                                                                      ---------
                                                                        748,290
                                                                      ---------
               Beverages- Alcohol 1.50%
  285,900      Ravenswood Winery, Inc.(a)                             3,430,800
                                                                      ---------
               Biotechnology 6.22%
  163,900      Adolor Corporation                                     3,605,800
  156,862      Adolor Corporation (Restricted)                        1,199,994
  231,300      ArQule, Inc.                                           7,401,600
   59,500      Eden Bioscience Corporation                            1,781,281
   48,500      NeoRx Corporation                                        254,625
                                                                     ----------
                                                                     14,243,300
                                                                     ----------
               Broadcasting 0.03%
  219,900      Film Roman, Inc.                                          68,719
                                                                      ---------
               Business Services 0.70%
   28,500      Healthcare Services Group, Inc.                          181,688
  205,000      Pegasus Solutions, Inc.                                1,422,188
                                                                      ---------
                                                                      1,603,876
               Capital Equipment 1.50%                                ---------
   60,000      Micro Componet Technology, Inc.                          172,500
  174,500      Quixote Corporation                                    3,250,062
                                                                      ---------
                                                                      3,422,562
                                                                      ---------
               Communications Products 3.97%
  753,200      Corsair Communications, Inc.                           5,366,550
  450,000      Tut Systems,Inc.                                       3,712,500
                                                                      ---------
                                                                      9,079,050
                                                                      ---------

_____________________________________________________________________________
               See the accompanying Notes to the Financial Statements
                                       3
                         SPECIAL SITUATIONS FUND III, L.P.
                             (A Limited Partnership)

                            PORTFOLIO OF INVESTMENTS
                                DECEMBER 31, 2000

                                                                      Fair
Shares                      Common Stocks (Continued)                 Value
-------------------------------------------------------------------------------
               Computer Equipment 1.52%
  345,000      ION Networks, Inc. (Restricted)                    $     129,375
  164,450      SeaChange International, Inc.                          3,340,391
                                                                      ---------
                                                                      3,469,766
               Computer Services -Software 14.01%                     ---------
  884,600      3Dfx Interactive, Inc.                                   221,150
  366,070      Ansoft Corporation                                     2,470,972
  297,300      ANSYS, Inc.                                            3,344,625
  202,900      Clarus Corporation                                     1,420,300
  178,700      CryptoLogic, Inc.                                      1,619,469
  962,000      CUseeMe Networks, Inc.(a)                                962,000
   10,600      Digital Lava, Inc.                                        36,438
  349,600      eCollege.com                                           1,420,250
  403,300      Eloquent, Inc.                                           730,981
  703,840      Fourth Shift Corporation (a)                             879,800
  442,600      Gensym Corporation (a)                                   359,612
  412,500      Interact Commerce Corporation                          3,454,688
  558,390      Interplay Entertainment Corp.                          1,430,874
  779,200      Landacorp, Inc. (a)                                    2,094,100
  254,000      LivePerson, Inc.                                         269,875
   18,300      Made2Manage Systems, Inc.                                 35,456
  284,500      Mechanical Dynamics, Inc.                              1,635,875
  275,300      Peerless Systems, Inc.                                   266,711
  193,500      Pinnacle Systems, Inc.                                 1,427,063
  209,200      Pomeroy Computer Resources, Inc.                       3,190,300
  945,900      PlanetCAD, Inc. (a)                                      945,900
  509,650      Rogue Wave Software, Inc.                              1,911,187
  147,600      Towne Services, Inc.                                     179,895
  307,925      Webhire, Inc.                                            269,434
  289,100      XCare.net, Inc.                                        1,481,638
                                                                     ----------
                                                                     32,058,593
                                                                     ----------
               Computer Systems 0.13%
   53,500      TiVo, Inc.                                               287,562
                                                                      ---------
               Educational Products - Services 0.69%
  372,500      Scientific Learning Corporation                        1,571,503
                                                                      ---------


 ______________________________________________________________________________
            See the accompanying Notes to the Financial Statements.
                                       4
                        SPECIAL SITUATIONS FUND III, L.P.
                             (A Limited Partnership)

                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                DECEMBER 31, 2000
                                                                     Fair
Shares                     Common Stocks (Continued)                 Value
-------------------------------------------------------------------------------
               Electronic Componets 2.23%
   181,800     Frequency Electronics, Inc.                        $   3,092,418
   258,832     OmniVision Technologies, Inc.                            841,204
   296,900     Tvia, Inc.                                             1,169,044
                                                                      ---------
                                                                      5,102,666
                                                                      ---------
               Electronic Equipment 3.94%
   432,200     Datakey, Inc. (a)                                      1,404,650
   377,149     Panja,Inc.                                             1,720,742
   125,500     SafeNet, Inc.                                          5,898,500
                                                                      ---------
                                                                      9,023,892
                                                                      ---------
               Electronic Instruments 2.83%
   812,207     Barringer Technologies, Inc. (a)                       6,040,785
    64,100     Nova Measuring Instruments Ltd.                          444,694
                                                                     ----------
                                                                      6,485,479
               Energy Miscellaneous 0.00%                            ----------
     2,900     TGC Industries, Inc. (a)                                   3,081
                                                                      ---------
               Energy - Oil & Gas 0.98%
     6,400     3TEC Energy Corporaton                                   113,600
    11,000     Brigham Exploration Company                               48,813
   210,000     Edge Petroleum Corporation                             2,073,750
                                                                      ---------
                                                                      2,236,163
               Entertainment 0.98%                                    ---------
   410,000     CINAR Corporation                                      1,665,625
                                                                      ---------
               Environmental Services 0.68%
   900,000     ATG, Inc. (Restricted)                                 1,557,000
                                                                      ---------
               Financial Services - Miscellaneous 2.55%
   497,000     MicroFinancial Incorporated                            5,839,750
                                                                      ---------
               Food 0.99%
   283,451     Suprema Specialties, Inc. (a)                          2,267,608
                                                                      ---------
               Gold Mining 1.07%
 2,522,000     MK Gold Company (a)                                    2,443,314
                                                                      ---------
______________________________________________________________________________
            See the accompanying Notes to the Financial Statements.
                                       5
                      SPECIAL SITUATIONS FUND III, L.P.
                           (A Limited Partnership)

                     PORTFOLIO OF INVESTMENTS (CONTINUED)
                              DECEMBER 31, 2000

                                                                      Fair
Shares                   Common Stocks (Continued)                    Value
-------------------------------------------------------------------------------

               Healthcare Services 0.16%
   399,000     Maxicare Health Plans, Inc.                         $    374,063
                                                                      ---------
               Healthcare-Specialized Products & Services 0.00%
   100,729     Accuhealth, Inc. (a) (Restricted)                          3,526
                                                                      ---------
               Internet Commerce 1.05%
   642,300     Cyberian Outpost, Inc.                                   762,731
   216,600     Launch Media, Inc.                                       338,438
   215,271     PartsBase.com, Inc.                                      430,542
   934,150     The Knot, Inc.(a)                                        875,766
                                                                      ---------
                                                                      2,407,477
                                                                      ---------
                Medical - Drugs 4.34%
    94,300      CIMA Labs, Inc.                                       6,135,392
   286,000      OraPharma, Inc.                                       3,789,500
                                                                      ---------
                                                                      9,924,892
                                                                      ---------
                Medical Devices & Equipment 13.88%

   675,400      Aksys, Ltd.                                          11,144,100
   860,400      Applied Imaging Corporation(a)                        3,118,950
   272,727      Applied Imaging Corporation (Restricted)(a)             749,999
   845,000      LifeCell Corporation (a)                              1,346,761
   462,570      IRIDEX Corporation (a)                                2,255,029
   102,400      Invivo Corporation                                      966,400
   364,200      Laserscope, Inc.                                        398,362
    11,000      Micro Therapeutics, Inc.                                 51,563
   317,750      ORATEC Interventions, Inc.                            1,628,469
    88,345      Possis Medical, Inc.                                    353,380
   374,300      Precision Optics Corporation, Inc.                      825,163
   545,200      Radiance Medical Systems, Inc.                        2,726,000
   706,400      The Spectranetics Corporation                           927,150
     5,500      Symphonix Devices, Inc.                                  15,297
   446,400      Thoratec Laboratories Corporation                     4,910,400
    45,000      Vascular Solutions, Inc.                                331,875
                                                                     ----------
                                                                     31,748,898
                                                                     ----------
_______________________________________________________________________________
            See the accompanying Notes to the Financial Statements.
                                      6
                       SPECIAL SITUATIONS FUND III, L.P.
                            (A Limited Partnership)

                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                               DECEMBER 31, 2000

                                                                      Fair
Shares                     Common Stocks (Continued)                  Value
-------------------------------------------------------------------------------
               Medical Instruments 1.61%
   433,000     Intuitive Surgical, Inc.                            $  3,680,500
                                                                    -----------
               Paper-Packaging 0.00%
   593,749     Chase Packaging Corporation                                5,937
                                                                      ---------
               Pharmaceutical Products 0.68%
   148,767     Axcan Pharma, Inc.                                     1,562,053
                                                                     ----------
               Publishing 0.88%
    58,500     Value Line, Inc.                                       2,021,906
                                                                      ---------
               Restaurant 0.99%
   757,100     Famous Dave's of America,Inc. (a)                      2,271,300
                                                                      ---------
               Retail 12.70%
   112,500     1-800 CONTACTS, INC.                                   3,220,312
 2,097,100     EZCORP, Inc.                                           3,145,650
   321,700     First Cash, Inc.                                         723,825
   114,600     Gaiam, Inc.                                            1,769,137
   959,400     iGo Corporation                                        1,738,912
   706,300     J.Jill Group, Inc. (a)                                10,947,650
   419,025     Movado Group, Inc.                                     6,390,131
   417,700     SkyMall, Inc.                                            469,913
   237,400     Travis Boats & Motors, Inc.(a)                           652,850
                                                                     ----------
                                                                     29,058,380
                                                                     ----------
               Specialized Services 0.31%
   461,000     Collectors Universe, Inc.                                705,929
                                                                      ---------
               Specialty Financial 2.74%
   274,600     Medallion Financial Corporation                        4,016,025
   288,900     MFC Bancorp Ltd.                                       2,257,031
                                                                      ---------
                                                                      6,273,056
                                                                      ---------
               Technology Services 0.46%
   219,200     First Consulting Group, Inc.                           1,041,200
                                                                     ----------


_______________________________________________________________________________
            See the accompanying Notes to the Financial Statements.
                                      7
                      SPECIAL SITUATIONS FUND III, L.P.
                         (A Limited Partnership)

                    PORTFOLIO OF INVESTMENTS (CONTINUED)
                             DECEMBER 31, 2000

                                                                      Fair
Shares                      Common Stock (continued)                  Value
-------------------------------------------------------------------------------
               Telecom Equipment 0.98%
  843,800      Data Critical Corporation (a)                      $  2,083,173
   81,700      Repeater Technologies, Inc.                             163,400
                                                                     ---------
                                                                     2,246,573
                                                                     ---------
               Transportation 0.95%
  245,400      Aramex International Limited                          2,177,925
                                                                     ---------

               Total Common Stock 89.24%                           204,202,189
                                                                   -----------

                                                                       Fair
Shares                        Preferred Stocks                         Value
_______________________________________________________________________________

               Electronic Instruments 0.12%
      825      Metretek Technologies, Inc. 8%                           269,858
                                                                       --------
               Energy Services 0.14%
  148,300      TGC Industrices, Inc.  (a)                               315,138
                                                                        -------
               Healthcare-Specialized Products & Services 0.02%
  425,000      Accuhealth, Inc. convertible preferred (a)                42,500
                                                                        -------
               Medical Devices 0.67%
   13,125      PharmaNetics, Inc. 6%                                  1,542,187
                                                                      ---------
               Total Preferred Stocks 0.95%                           2,169,683
                                                                      ---------

                                                                       Fair
Principal                      Corporate Bonds                         Value
_______________________________________________________________________________

               Medical Devices 0.23%
  700,000      Optical Sensors Incorporated, due 3/10/01 (a)            525,000



_____________________________________________________________________________
             See the accompanying Notes to the Financial Statements
                                      8

                      SPECIAL SITUATIONS FUND III, L.P.
                           (A Limited Partnership)

                          PORTFOLIO OF INVESTMENTS
                              DECEMBER 31, 2000
                                                                       Fair
Warrants                         Warrants                              Value
-------------------------------------------------------------------------------
               Broadcasting 0.00%
   43,125      Children's Broadcasting Corporation 1/8/01                 -
                                                                      ---------
               Computer Services - Software 0.00%
  375,000      Burst.com, Inc. 1/27/05                                    -
  422,410      Silicon Valley Research,Inc. 12/29/02                      4,224
                                                                      ---------
                                                                          4,224
               Electronic Instruments 0.00%                           ---------
   82,500      Metretek Technologies, Inc. 12/9/04                        8,250
                                                                      ---------
               Energy-Miscellaneous 0.00%
  300,000      Boots & Coots International Well Control 5/14/02 (Rest)     -
  180,000      Boots & Coots International Well Control 5/14/04 (Rest)     -
                                                                      ---------
                                                                           -
               Energy - Oil & Gas 0.18%                               ---------
   72,414      Edge Petroleum Corporation 5/5/04                        415,656
                                                                      ---------
               Medical Devices & Equipment 0.09%
   90,000      Applied Imaging Corporation 12/14/03 (Restricted)(a)        -
    5,771      Cambridge Heart, Inc. 6/9/03                               3,463
  154,167      Cardima, Inc. 2/14/05                                       -
  248,700      Hemagen Diagnostics, Inc. 2/28/01                         77,719
   26,250      PharmaNetics, Inc. 2/25/05                               123,112
   13,252      Possis Medical, Inc. 6/2/03                                  663
   10,760      Possis Medical, Inc. 3/6/04                                  538
                                                                        -------
                                                                        205,495
               Medical Information Systems 0.00%                        -------
2,200,000      LifeRate Systems, Inc. 09/14/07 (a)                         -
                                                                        -------
               Retail 0.04%
   95,000      PawnMart, Inc. A 3/11/03                                 38,950
   90,000      PawnMart, Inc. B 3/11/04                                 14,400
   96,450      Skymall, Inc. A 11/02/04                                  4,822
   47,143      Skymall, Inc. B 12/21/05                                  2,357
                                                                       --------
                                                                        60,529
               Specialized Services 0.00%                              --------
   91,667      RateXchange Corporation 3/21/03                             917
                                                                      ---------
               Total Warrants 0.30%                                    695,071
_____________________________________________________________________________
                See the accompanying Notes to the Financial Statments
                                      9
                       SPECIAL SITUATIONS FUND III, L.P.
                           (A Limited Partnership)

                          PORTFOLIO OF INVESTMENTS
                              DECEMBER 31, 2000

                                                                       Fair
Units                              Units                               Value
______________________________________________________________________________

               Housing-Construction 0.10%
  281,600      Boulevard Investment Group                         $    140,800
                                                                   -----------

               TOTAL INVESTMENTS 90.78%                           $207,732,743
                                                                   -----------



                            Securities Sold Short                      Fair
Shares                           Common Stock                          Value
-------------------------------------------------------------------------------

               Medical Devices & Equipment 0.25%
  140,800      Possis Medical, Inc.                                     563,200
                                                                     ----------



                TOTAL SECURITIES SOLD SHORT 0.25%                   $   563,200
                                                                     ----------


            (a) Affiliated issuer under the Investment Company Act of 1940, inasmuch as the Fund owns more than 5% of the voting securities of the issuer.

            All percentages are relative to Partners' Capital.











_____________________________________________________________________________
              See the accompanying Notes to the Financial Statements.

                                     10
                        SPECIAL SITUATIONS FUND III, L.P.
                             (A Limited Partnership)
                             STATEMENT OF OPERATIONS
                       FOR THE YEAR ENDED DECEMBER 31, 2000


_____________________________________________________________________________


INCOME

Net realized gain on investments                              $  69,192,216
Net change in unrealized appreciation                           (31,183,945)
                                                                ------------
Net gain on investment portfolio                                 38,008,271
Interest                                                          3,138,837
Dividends                                                           334,421
                                                                 -----------
Total                                                            41,481,529
                                                                 -----------
                                                                 -----------


EXPENSES

Administrator's fee - Note 7                                    $  1,954,869
Professional fees                                                    127,982
Independent General Partners' fees                                    30,000
Other                                                                 91,544
                                                                 ------------
Total                                                              2,204,395
                                                                 ------------
Net Income                                                       $39,277,134
                                                                 ------------
                                                                 ------------













______________________________________________________________________________
            See the accompanying Notes to the Financial Statements.



                                     11
                        SPECIAL SITUATIONS FUND III,L.P.
                            (A Limited Partnership)
                    STATEMENT OF CHANGES IN PARTNERS' CAPTIAL
______________________________________________________________________________
                    Per Limited             Corporate  Individual
                     Partners'   Limited     General    General
                       Unit      Partners    Partner    Partners    Total
                     ----------  ---------  ---------- ----------- ----------

YEAR ENDED
 DECEMBER 31, 1999:

BALANCE,
 DECEMBER 31, 1998          $ 122,658,907 $ 6,473,686 $5,711,704 $134,844,297
 Capital contributions          2.298,240        -           -      2,298,240
 Transfers                          -         (776,763)   776,763      -
 Allocation of net income:
   Corporate General Partner-
     Performance                    -       16,893,584      -      16,893,584
   Partners                     80,286,895   3,775,527  3,231,643  87,294,065
Repurchases                    (10,531,889)(11,500,000) ( 600,000)(28,031,889)
                                ----------- ----------- --------- ------------
BALANCE,
  DECEMBER 31, 1999   $25,000   194,712,153  14,866,034  3,720,110 213,298,297
                      -------
SIX MONTHS ENDED
 JUNE 30, 2000:
 Capital contributions           1,050,000       -           -      1,050,000
 Transfers                          -        (2,100,656) 2,100,656       -
 Allocation of net income:
   Corporate General Partner-
     Performance                     -       8,972,959      -       8,972,959
   Partners           $ 4,186   32,779,655   2,137,516    974,666  35,891,837
                      -------
 Repurchases                    (5,438,503)     -      (2,500,000) (7,938,503)
                                ----------- ----------- ---------- -----------
BALANCE,
 JUNE 30, 2000        $25,000  223,103,305  23,875,853  4,295,432  251,274,590
                      -------
SIX MONTHS ENDED
 DECEMBER 31, 2000:
 Capital contributions             425,000       -           -        425,000
 Transfers                           -       ( 224,966)   224,966       -
 Allocation of net loss $(555) ( 4,962,267)   (525,043)  (100,352) (5,587,662)
                        ------
 Repurchases                    (5,285,835)(12,000,000)      -    (17,285,835)
                                ----------- -----------  --------- -----------
BALANCE,
 DECEMBER 31, 2000    $24,445 $213,280,203 $11,125,844  $4,420,046 228,826,093
                      ------- ------------  ----------  ---------- -----------
See Note 4 for changes in Units outstanding.

_____________________________________________________________________________
            See the accompanying Notes to the Financial Statements.
                                     12
                        SPECIAL SITUATIONS FUND III, L.P.
                             (A Limited Partnership)

                        NOTES TO THE FINANCIAL STATEMENTS


NOTE 1- GENERAL:

        Special Situations Fund III, L.P. (the "Fund") was organized under the Delaware Revised Uniform Limited Partnership Act on October 18, 1993, and commenced investment operations on January 1, 1994. The Fund is a closed-end interval fund registered under the Investment Company Act of 1940. The Fund will continue until December 31, 2010 unless further extended or sooner terminated as provided for in the Agreement of Limited Partnership (the "Agreement").

        The Agreement provides for not less than three "Individual General Partners" and a "Corporate General Partner". The General Partners, as a group, must own not less than one percent (1%) of the Fund's outstanding Units.

        The Corporate General Partner and Investment Adviser is MGP Advisers Limited Partnership ("MGP"), of which the General Partner is AWM Investment Company, Inc. ("AWM"). Austin W. Marxe, an Individual General Partner of the Fund and a limited partner of MGP owns directly and indirectly a majority of MGP and AWM. Mr. Marxe is primarily responsible for managing the Fund's investments and performing certain administrative services on its behalf.

        The Fund seeks long-term capital appreciation by investing primarily in equity securities and securities with equity features of publicly traded companies which possess a technological, market or product niche, which may be, for various reasons, undervalued, or with prospects of going private or being acquired.

NOTE 2- ACCOUNTING POLICIES:

        Securities traded on a securities exchange or on the NASDAQ System are valued at the last reported sales price on the last business day of the reporting period. Securities for which no sale occurred on such day are valued at the average of the highest bid and lowest asked prices on the last trading day. Securities for which market quotations are not available are valued at fair value as determined in good faith by the Individual General Partners. Securities transactions are recorded on trade date. Realized gains and losses on sales of securities are determined using the specific identification cost method. Dividend income is recorded on the ex-dividend date, and interest income is recorded on the accrual basis.





                                     13
                      SPECIAL SITUATIONS FUND III, L.P.
                          (A Limited Partnership)

                      NOTES TO THE FINANCIAL STATEMENTS


NOTE 2- ACCOUNTING POLICIES (CONTINUED):

        Cash and cash equivalents consist principally of cash balances in a brokerage account.

        The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


NOTE 3- ALLOCATION OF ACCOUNTING PROFITS AND LOSSES:

        Net income is allocated; first, to MGP to the extent of any previous net losses allocated to MGP in excess of the other partners' capital balances; next, to the partners in proportion to the number of Units held by each to the extent of net losses previously allocated to them; and, thereafter, 80% to the partners in proportion to the number of Units held by each and 20% performance allocation to MGP. If there is a loss for an accounting period, the performance allocation to MGP will not apply to future periods until the loss has been recovered. The amount of the loss carryover at December 31, 2000 is $5,587,662. For purposes of the performance allocation, net income for the year ended December 31, 1999 was reduced by a loss carryover from December 31, 1998 of $19,719,728.

        Net losses are allocated to the partners in proportion to the number of Units held by each; provided, however, that losses in excess of an Individual General Partner's or a Limited Partner's capital balance will be allocated to MGP.

NOTE 4- PARTNER CAPITAL ACCOUNT TRANSACTIONS:

        All net income allocated to partners will be reinvested. In order to maintain a $25,000 price per Unit, the number of Units held by each partner at the close of each fiscal period (generally June 30 and December 31, commencing December 31, 1994), is adjusted to equal the partner's capital account divided by $25,000.

        As of the close of each fiscal period, the Fund will offer to repurchase at least 10% and no more than 25% of the outstanding Units. The repurchase request deadline will generally be June 16 and December 17 of each year.

                                     14
                      SPECIAL SITUATIONS FUND III, L.P.
                          (A Limited Partnership)

                     NOTES TO THE FINANCIAL STATEMENTS



NOTE 4- PARTNER CAPITAL ACCOUNT TRANSACTIONS (CONTINUED):

        In May 2000, the Fund offered to repurchase up to 1,036.8524 Units (10% of its outstanding Units at June 30, 2000 after the semi-annual adjustments of Units). 317.5401 Units were tendered for repurchase.

        In November 2000, the Fund offered to repurchase up to 984.4477 Units (10% of its outstanding Units at December 31, 2000 after the semi-
        annual adjustment of Units).   691.4334 Units were tendered for
        repurchase.

        The Fund also has the right to sell additional Units at the beginning of each fiscal period.

        Changes in Units outstanding are as follows:

                                            Corporate   Individual
                                 Limited     General      General
                                 Partners    Partner      Partners    Total
                                __________  __________  __________  __________

Balance, December 31, 1998      4,906.3563    258.9474    228.4682  5,393.7719
Additional units sold              91.9296       -           -         91.9296
Transfers                            -        (31.0705)    31.0705       -
Semi-annual adjustment of Units 3,211.4758    826.7644    129.2657  4,167.5059
Repurchases                      (421.2756)  (460.0000)  (240.0000) (1121.2756)
                                 -----------  ----------   ---------  ---------

Balance, December 31, 1999      7,788.4861    594.6413    148.8044   8,531.9318
Additional units sold              42.0000       -            -         42.0000
Transfers                            -        (84.0262)    84.0262        -
Semi-annual adjustment of Units 1,311.1862    444.4190     38.9867   1,794.5919
Repurchases                      (217.5401)      -       (100.0000)  (317.5401)
                                -----------   ----------  ---------  ----------

Balance, June 30, 2000          8,924.1322     955.0341   171.8173  10,050,9836
Additional Units sold              17.0000        -           -         17.0000
Transfers                            -         ( 8.9986)     8.9986       -
Semi-annual adjustment of Units  (194.4907)    (21.0017)   ( 4.0141) (223.5065)
Repurchases                      (211.4334)   (480.0000)       -     (691.4334)
                                -----------    ---------   --------- ----------
Balance, December 31, 2000      8,531.2081     445.0338    176.8018  9,153.0437
                                -----------    ---------   --------- ----------



                                     15
                       SPECIAL SITUATIONS FUND III,L.P.
                            (A Limited Partnership)

                       NOTES TO THE FINANCIAL STATEMENTS



NOTE 5- PURCHASES AND SALES OF SECURITIES:

        Purchases and sales of securities for the year ended December 31, 2000 aggregated $210,565,678 and $220,435,162, respectively.


NOTE 6- INCOME TAXES:

        No provision for income taxes has been made in the accompanying financial statements as each partner is individually responsible for reporting income or loss based upon the respective share of the Fund's income and expenses reported for income tax purposes.


NOTE 7- RELATED PARTY TRANSACTIONS:

        AWM is the administrator of the Fund. The administrator's fee is computed monthly at an annual rate of .75% of the average net assets.

        The Fund pays each Independent General Partner an annual fee of $10,000.


NOTE 8- SUPPLEMENTARY FINANCIAL INFORMATION:


                                              Year Ended December 31,
                                      -----------------------------------------
                                      2000     1999    1998     1997    1996
                                      ----     ----    ----     -----   ----

   Ratio of total expenses             .85%   1.03%    1.02%     .98%   1.00%
      to average net assets

   Ratio of net income               15.19%  68.01%  (12.73%)  21.84%  39.58%
      (loss) to average net assets

   Portfolio turnover rate         102.49%  140.88%  114.61%  139.70% 228.00%








                                     16
                      SPECIAL SITUATIONS FUND III, L.P.
                          (A Limited Partnership)

                     NOTES TO THE FINANCIAL STATEMENTS




NOTE 9- RETURN ON PARTNER INVESTMENT:

        At December 31, 2000, the value of a $25,000 investment made at each respective subscription date is as follows:

              Subscription Date                  Value
              -----------------                  -----
               January 1, 1994                 $102,994
               January 1, 1995                   94,158
               July 1, 1995                      83,373
               January 1, 1996                   69,528
               July 1, 1996                      52,487
               January 1, 1997                   49,675
               July 1, 1997                      47,053
               January 1, 1998                   41,745
               July 1, 1998                      42,803
               January 1, 1999                   47,452
               July 1, 1999                      43,784
               January 1, 2000                   28,538
               July 1, 2000                      24,445


NOTE 10- SECURITIES SOLD SHORT:

         The Fund is subject to certain inherent risks arising from its activities of selling securities short. The ultimate cost to the Fund to acquire these securities may exceed the liability reflected in the financial statements. In addition, the Fund is required to maintain collateral with the broker to secure these short positions.












                                     17